Quarterly Report
March 31, 2022
Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Quarterly Report
March 31, 2022

Page
Schedule of Investments	1
Notes to Schedule of Investments	7

Elfun Tax-Exempt Income Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Municipal Bonds and Notes - 98.3% †
Alabama - 0.5%
City of Montgomery GO,
5.00% 12/01/30	$550,000	$661,918
The Health Care Authority of the City of Huntsville Revenue
5.00% 06/01/37	2,500,000	2,926,075
The Water Works Board of the City of Birmingham Revenue
5.00% 01/01/30	1,350,000	1,516,738
		5,104,731
Alaska - 0.2%
Alaska Housing Finance Corp. Revenue
5.00% 12/01/27 (a)	2,115,000	2,128,529
Arizona - 1.7%
City of Phoenix Civic Improvement Corp. Revenue
5.00% 07/01/26 - 07/01/30	2,370,000	2,659,769
City of Phoenix Civic Improvement Corp. Revenue (NPFG Insured)
5.50% 07/01/23 - 07/01/24	7,260,000	7,710,510
Maricopa County Industrial Development Authority Revenue
4.00% 01/01/41	3,000,000	3,149,606
Maricopa County Unified School District No 090 Saddle Mountain GO, (AGM Insured)
5.00% 07/01/32	775,000	906,567
The University of Arizona Revenue
5.00% 06/01/46	5,000,000	5,515,403
		19,941,855
Arkansas - 0.6%
Springdale School District No 50 GO,
5.00% 06/01/27	500,000	567,486
University of Arkansas Revenue
4.00% 07/01/46	1,500,000	1,626,874
5.00% 11/01/46 - 11/01/47	3,580,000	4,084,248
		6,278,608
California - 10.6%
California Health Facilities Financing Authority Revenue
5.00% 11/15/39 - 11/15/49	6,315,000	6,905,508
California State Public Works Board Revenue
5.25% 09/01/29	10,160,000	10,604,703
California State University Revenue
4.00% 11/01/45	5,900,000	6,178,498
City & County of San Francisco GO,
4.00% 06/15/44	2,000,000	2,150,160
City of Los Angeles CA Wastewater System Revenue
5.00% 06/01/43	10,000,000	11,379,495
City of Los Angeles Department of Airports Revenue
4.00% 05/15/42	1,000,000	1,049,912
5.00% 05/15/26 - 05/15/36	2,770,000	3,131,486
City of Vernon CA Electric System Revenue Revenue
5.00% 04/01/26	500,000	544,971
County of Sacramento CA Airport System Revenue Revenue
4.00% 07/01/37	2,000,000	2,116,270
Fresno Unified School District GO,
4.00% 08/01/47 (a)	5,000,000	5,239,365
Los Angeles Department of Water & Power Power System Revenue
5.00% 07/01/48	5,500,000	6,223,820
Mount San Antonio Community College District GO,
4.00% 08/01/49	3,000,000	3,205,164
Norman Y Mineta San Jose International Airport SJC Revenue
5.00% 03/01/30	500,000	574,917
Palmdale Elementary School District GO,
5.25% 08/01/42	1,495,000	1,701,988
San Diego County Regional Airport Authority Revenue
5.00% 07/01/30 - 07/01/51	3,000,000	3,426,629
San Diego Public Facilities Financing Authority Sewer Revenue
5.00% 05/15/39	1,750,000	1,936,686
San Francisco Bay Area Rapid Transit District GO,
3.00% 08/01/37	3,250,000	3,237,382
San Francisco City & County Airport Comm-San Francisco International Airport Revenue
5.00% 05/01/36 - 05/01/49	11,515,000	12,993,462
State of California GO,
4.00% 10/01/35 - 04/01/49	1,700,000	1,840,790
5.00% 02/01/31 - 08/01/46	14,220,000	15,304,216
5.25% 04/01/35	2,750,000	2,752,358
	Principal Amount	Fair Value
5.00% 04/01/35	$1,000,000	$1,161,318
State of California Department of Water Resources Revenue
5.00% 12/01/29 (a)	8,120,000	8,767,927
University of California Revenue
5.00% 05/15/38 - 05/15/48	9,000,000	9,763,451
		122,190,476
Colorado - 2.3%
Arapahoe County School District No 5 Cherry Creek GO,
5.00% 12/15/38	1,325,000	1,584,315
City & County of Denver Airport System Revenue
5.00% 12/01/27	2,000,000	2,242,487
Colorado Health Facilities Authority Revenue
4.00% 08/01/49	5,100,000	5,288,583
5.00% 06/01/47 (a)	1,750,000	1,985,286
Metro Wastewater Reclamation District Revenue
5.00% 04/01/27 (a)	1,730,000	1,730,000
Regional Transportation District Sales Tax Revenue
4.25% 11/01/36	3,405,000	3,990,206
5.00% 11/01/29	7,925,000	9,422,865
		26,243,742
Connecticut - 4.2%
City of Meriden GO,
5.00% 03/15/26	350,000	388,519
Connecticut State Health & Educational Facilities Authority Revenue
1.10% 07/01/48	1,000,000	995,293
5.00% 07/01/46	6,500,000	7,179,504
South Central Connecticut Regional Water Authority Revenue
5.00% 08/01/27 - 08/01/28 (a)	2,195,000	2,290,146
State of Connecticut GO,
3.00% 06/01/38	1,850,000	1,757,732
4.00% 01/15/30 - 08/01/33	1,350,000	1,435,347
State of Connecticut Special Tax Revenue
5.00% 10/01/27 - 10/01/36	23,325,000	24,667,928
State of Connecticut Clean Water Fund - State Revolving Fund Revenue
5.00% 05/01/37	7,000,000	7,847,083
State of Connecticut Special Tax Revenue Revenue
4.00% 11/01/38	215,000	230,486
5.00% 01/01/28	1,000,000	1,146,578
5.00% 05/01/25	500,000	542,150
University of Connecticut Revenue
5.00% 04/15/30	200,000	227,407
		48,708,173
Delaware - 0.6%
Delaware Transportation Authority Revenue
5.00% 06/01/45	6,680,000	7,183,160
District of Columbia - 4.0%
District of Columbia GO,
4.00% 10/15/39 - 10/15/44	9,485,000	10,214,842
5.00% 06/01/38 - 06/01/41	5,610,000	6,094,340
District of Columbia Revenue
5.00% 04/01/42 (a)	6,250,000	7,098,103
District of Columbia Water & Sewer Authority Revenue
5.00% 10/01/27 - 10/01/34	1,250,000	1,455,041
Metropolitan Washington Airports Authority Revenue
5.00% 10/01/32	3,000,000	3,524,118
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
5.00% 10/01/44	5,000,000	5,655,533
Washington Convention & Sports Authority Revenue
5.00% 10/01/28 - 10/01/30	1,360,000	1,604,428
Washington Convention & Sports Authority Tax Allocation Revenue.,
5.00% 10/01/29	750,000	882,123
Washington Metropolitan Area Transit Authority Revenue
5.00% 07/15/29 - 07/01/43	8,875,000	9,995,998
		46,524,526
Florida - 1.9%
Broward County FL Water & Sewer Utility Revenue Revenue
4.00% 10/01/39	750,000	826,835

See Notes to Schedule of Investments.
Elfun Tax-Exempt Income Fund	1

Elfun Tax-Exempt Income Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Broward County FL Water & Sewer Utility Revenue Rev.,
4.00% 10/01/44	$1,300,000	$1,415,797
Central Florida Expressway Authority Revenue (AGM Insured)
5.00% 07/01/28	500,000	582,286
County of Broward FL Port Facilities Revenue
4.00% 09/01/38	1,000,000	1,042,066
County of Miami-Dade FL Water & Sewer System Revenue
5.00% 10/01/28 - 10/01/43	6,000,000	6,899,672
Escambia County Health Facilities Authority Revenue
4.00% 08/15/50	1,000,000	1,016,005
Greater Orlando Aviation Authority Rev.,
5.00% 10/01/28	1,625,000	1,844,121
Hillsborough County Aviation Authority Revenue
5.00% 10/01/27	250,000	279,942
Martin County Health Facilities Authority Revenue
4.00% 01/01/46	5,000,000	5,187,544
Miami Beach Health Facilities Authority Revenue
5.00% 11/15/33	1,180,000	1,382,262
4.00% 07/01/33	535,000	572,279
University of Florida Department of Housing & Residence Education Hsg Sys Revenue
5.00% 07/01/29	1,000,000	1,171,033
		22,219,842
Georgia - 5.7%
City of Atlanta GA Airport Passenger Facility Charge Revenue
5.00% 01/01/32 - 01/01/34	8,500,000	8,934,030
City of Atlanta GA Department of Aviation Revenue
5.00% 07/01/30 - 07/01/32	1,590,000	1,872,683
City of Atlanta GA Water & Wastewater Revenue
5.00% 11/01/40 - 11/01/41	6,070,000	6,823,872
5.25% 11/01/30 (a)	5,690,000	5,998,597
City of Atlanta GA Water & Wastewater Revenue (AGM Insured)
5.75% 11/01/27 - 11/01/30	9,500,000	11,642,259
City of Atlanta GA Water & Wastewater Revenue Rev.,
4.00% 11/01/38	500,000	534,397
Development Authority of Gwinnett County Revenue
5.00% 07/01/37 - 07/01/40	9,325,000	10,472,791
Georgia Ports Authority Revenue
4.00% 07/01/37	2,250,000	2,470,044
Municipal Electric Authority of Georgia Revenue
5.00% 01/01/35	5,500,000	5,887,776
Private Colleges & Universities Authority Revenue
5.00% 10/01/29	550,000	627,463
State of Georgia GO,
4.00% 07/01/36	10,000,000	10,861,703
		66,125,615
Hawaii - 0.5%
State of Hawaii GO,
5.00% 01/01/36	4,850,000	5,616,468
Illinois - 4.0%
Chicago O'Hare International Airport Revenue
5.00% 01/01/46 - 01/01/48	7,000,000	7,698,240
5.25% 01/01/42	8,000,000	8,837,370
Chicago Transit Authority Capital Grant Receipts Revenue
5.00% 06/01/29	250,000	292,750
Illinois Finance Authority Revenue
5.00% 07/01/35	2,000,000	2,394,464
Illinois Finance Authority Revenue
5.00% 07/01/37	3,000,000	3,493,514
Metropolitan Pier & Exposition Authority Revenue (NPFG Insured)
5.65% 06/15/22 (b)	4,305,000	4,343,494
State of Illinois GO,
5.00% 03/01/26 - 12/01/32	15,750,000	16,846,159
5.13% 05/01/22	500,000	501,429
State of Illinois Sales Tax Revenue
4.00% 06/15/27	1,000,000	1,061,599
5.00% 06/15/28	500,000	558,301
Will County School District No 122 GO,
4.00% 10/01/32 (c)	500,000	551,224
		46,578,544
Indiana - 0.7%
Ball State University Revenue
5.00% 07/01/29	500,000	589,153
	Principal Amount	Fair Value
Indianapolis Local Public Improvement Bond Bank Revenue
4.00% 02/01/44	$6,500,000	$6,986,026
		7,575,179
Iowa - 0.2%
Board Of Regents State Of Iowa Revenue
3.00% 09/01/30	1,000,000	1,033,459
State of Iowa GO,
5.00% 06/01/29	290,000	343,150
West Des Moines Community School District GO,
5.00% 05/01/28	1,000,000	1,156,722
		2,533,331
Kentucky - 1.2%
Kentucky State Property & Building Commission Revenue
5.00% 02/01/33 - 04/01/37	11,705,000	12,969,114
University of Louisville Revenue (BAM Insured)
5.00% 09/01/28	1,045,000	1,214,545
		14,183,659
Louisiana - 0.2%
City of New Orleans GO,
5.00% 12/01/32	1,000,000	1,188,399
Jefferson Parish Consolidated Waterworks District No 2 Rev., (BAM Insured)
4.00% 02/01/29	500,000	547,165
		1,735,564
Maine - 0.1%
City of South Portland GO,
5.00% 10/01/30 (c)	500,000	604,076
Maine Turnpike Authority Revenue
5.00% 07/01/42	1,000,000	1,009,586
		1,613,662
Maryland - 2.2%
City of Baltimore Revenue
5.00% 07/01/35 - 07/01/46	14,415,000	15,923,844
5.00% 07/01/38 (a)	9,375,000	9,887,292
		25,811,136
Massachusetts - 3.5%
City of Cambridge GO,
5.00% 02/15/26	1,840,000	2,050,892
Commonwealth of Massachusetts GO,
4.00% 05/01/44	3,045,000	3,233,992
5.00% 03/01/46	7,000,000	7,378,650
5.25% 09/01/43 - 01/01/44	17,950,000	20,760,642
Massachusetts Development Finance Agency Revenue
4.00% 06/01/49	1,000,000	1,031,743
Massachusetts Municipal Wholesale Electric Co. Revenue
4.00% 07/01/27	500,000	542,180
Massachusetts Port Authority Revenue
5.00% 07/01/31	500,000	582,993
Massachusetts Water Resources Authority Revenue
5.00% 08/01/32 (a)	4,140,000	4,319,454
5.00% 08/01/37	535,000	647,518
		40,548,064
Michigan - 1.4%
Bloomfield Hills School District GO,
4.00% 05/01/45	1,000,000	1,080,439
Michigan Finance Authority Revenue
5.00% 12/01/47 (a)	4,000,000	4,095,308
5.00% 11/15/48	3,500,000	3,962,527
State of Michigan Revenue
5.00% 03/15/27	4,415,000	5,026,857
State of Michigan Trunk Line Revenue
5.00% 11/15/35	750,000	899,324
University of Michigan Revenue
5.00% 04/01/46	1,000,000	1,102,713
		16,167,168
Minnesota - 1.1%
City of Rochester Revenue
4.00% 11/15/48	5,330,000	5,630,340

See Notes to Schedule of Investments.
2	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
City of St Cloud Revenue
5.00% 05/01/48	$2,000,000	$2,264,895
University of Minnesota Revenue
5.00% 09/01/39	4,350,000	4,945,088
		12,840,323
Mississippi - 0.3%
State of Mississippi GO,
5.00% 10/01/36	3,000,000	3,479,238
Missouri - 1.7%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
5.00% 10/01/44 (a)	8,010,000	8,160,058
City of Kansas City MO Sanitary Sewer System Revenue
4.00% 01/01/40	1,725,000	1,789,765
Health & Educational Facilities Authority of the State of Missouri Revenue
4.00% 07/01/28 - 11/15/48	2,700,000	2,872,964
Kansas City Industrial Development Authority Revenue
5.00% 03/01/30	2,605,000	2,974,926
Metropolitan St Louis Sewer District Revenue
5.00% 05/01/45 (a)	480,000	522,122
5.00% 05/01/45 - 05/01/46	2,520,000	2,774,814
Platte County Reorganized School District No R-3 GO,
5.00% 03/01/32	785,000	967,883
		20,062,532
Nebraska - 0.2%
Nebraska Public Power District Revenue
5.00% 01/01/32	500,000	601,653
Omaha School District GO,
3.00% 12/15/32	1,000,000	1,036,691
		1,638,344
New Hampshire - 0.0% *
New Hampshire Business Finance Authority Revenue
5.00% 08/15/27	250,000	283,298
New Jersey - 6.8%
New Hampshire Municipal Bond Bank Revenue
3.00% 02/15/32	1,000,000	1,026,867
New Jersey Economic Development Authority Revenue
5.00% 11/01/29 - 06/15/43	12,750,000	13,963,933
5.25% 06/15/40 (a)	220,000	241,718
5.00% 07/01/32 (c)	500,000	607,807
New Jersey Educational Facilities Authority Revenue
5.50% 09/01/30 - 09/01/33	14,700,000	16,469,412
New Jersey Health Care Facilities Financing Authority Revenue
4.00% 07/01/35	750,000	824,328
New Jersey Health Care Facilities Financing Authority Revenue (AGM Insured)
4.13% 07/01/38	6,215,000	6,413,611
New Jersey Transportation Trust Fund Authority Revenue
5.00% 06/15/30 - 06/15/45	11,750,000	13,040,210
New Jersey Turnpike Authority Revenue
4.00% 01/01/48	5,000,000	5,260,986
5.00% 01/01/33 - 01/01/45	15,400,000	16,570,056
State of New Jersey GO,
5.00% 06/01/27 - 06/01/40	3,500,000	3,932,872
		78,351,800
New York - 10.6%
City of New York GO,
5.00% 08/01/26 - 04/01/43	7,500,000	8,374,643
Hudson Yards Infrastructure Corp. Revenue
4.00% 02/15/44	5,830,000	6,106,274
5.00% 02/15/34 - 02/15/45	12,000,000	13,419,722
Metropolitan Transportation Authority Revenue
4.00% 11/15/48	1,000,000	1,020,256
5.00% 11/15/29 - 11/15/37	7,960,000	8,319,594
5.25% 11/15/55	1,000,000	1,105,143
Metropolitan Transportation Authority Revenue (AGM Insured)
4.00% 11/15/49	5,000,000	5,137,351
New York City Transitional Finance Authority Building Aid Revenue
5.00% 07/15/36	6,000,000	6,877,726
	Principal Amount	Fair Value
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00% 11/01/42	$5,000,000	$5,202,482
5.00% 02/01/41 - 02/01/43	17,500,000	18,954,651
New York City Water & Sewer System Revenue
5.00% 06/15/49	6,460,000	7,234,150
New York Liberty Development Corp. Revenue
3.00% 09/15/43	2,000,000	1,867,286
4.00% 02/15/43	1,000,000	1,047,852
New York State Dormitory Authority Revenue
4.00% 08/01/38 - 07/01/41	6,655,000	7,080,593
5.00% 03/15/45	12,500,000	13,966,041
5.00% 07/01/46 (a)	4,000,000	4,576,503
Port Authority of New York & New Jersey Revenue
3.00% 10/01/28	1,000,000	1,017,159
5.00% 07/15/33 - 09/01/48	7,000,000	7,939,914
St Lawrence County Industrial Development Agency Revenue
5.00% 09/01/32	250,000	287,109
The New York City Trust for Cultural Resources Revenue
4.00% 12/01/35	500,000	539,381
Utility Debt Securitization Authority Rev.,
5.00% 12/15/35	2,000,000	2,200,400
		122,274,230
North Carolina - 0.6%
County of Mecklenburg GO,
5.00% 03/01/28	1,050,000	1,221,137
North Carolina Capital Facilities Finance Agency Revenue
4.00% 10/01/44	2,000,000	2,112,101
The University of North Carolina at Charlotte Revenue
5.00% 10/01/47	3,545,000	4,032,238
		7,365,476
North Dakota - 0.0% *
City of Grand Forks Revenue
5.00% 12/01/27	250,000	281,289
Ohio - 6.3%
City of Akron OH Income Tax Revenue Revenue
4.00% 12/01/24	1,085,000	1,138,397
City of Columbus GO,
5.00% 07/01/26 - 08/15/30 (a)	18,055,000	18,804,657
County of Franklin GO,
5.00% 12/01/31	1,500,000	1,652,874
County of Franklin Revenue
5.00% 12/01/47	1,125,000	1,253,269
Northeast Ohio Regional Sewer District Revenue
3.00% 11/15/34	1,385,000	1,406,036
4.00% 11/15/43	7,550,000	8,120,059
5.00% 11/15/38 (a)	12,000,000	12,440,305
Ohio Turnpike & Infrastructure Commission Revenue
5.25% 02/15/39	18,250,000	18,835,498
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue
3.00% 12/01/34	1,770,000	1,803,066
4.00% 12/01/37	1,000,000	1,108,799
5.00% 06/15/36	1,450,000	1,697,873
University of Cincinnati Revenue
5.00% 06/01/45	3,500,000	3,937,788
		72,198,621
Oklahoma - 0.5%
Oklahoma Capitol Improvement Authority Revenue
5.00% 07/01/28 - 07/01/29	5,000,000	5,317,372
Oklahoma State University Revenue
5.00% 09/01/29	250,000	294,603
		5,611,975
Oregon - 0.8%
City of Eugene OR Water Utility System Revenue
4.00% 08/01/45	1,000,000	1,040,692
City of Portland OR Sewer System Revenue
3.00% 03/01/37	860,000	858,789
5.00% 04/01/28	1,000,000	1,159,810
Oregon Health & Science University Revenue
5.00% 07/01/29	750,000	885,374

See Notes to Schedule of Investments.
Elfun Tax-Exempt Income Fund	3

Elfun Tax-Exempt Income Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Port of Portland OR Airport Revenue Revenue
5.00% 07/01/28	$1,000,000	$1,130,876
State of Oregon GO,
4.00% 05/01/41	3,500,000	3,862,213
		8,937,754
Pennsylvania - 6.0%
Allegheny County Airport Authority Revenue
4.00% 01/01/39	2,000,000	2,078,428
5.00% 01/01/35	3,000,000	3,413,922
Allegheny County Hospital Development Authority Revenue
4.00% 07/15/39	1,500,000	1,569,840
Avon Grove School District Chester County GO,
4.00% 11/15/35	500,000	548,895
City of Philadelphia GO,
5.00% 02/01/24 - 08/01/36	10,105,000	11,153,981
City of Philadelphia PA Water & Wastewater Revenue
5.00% 10/01/43 - 10/01/47	15,000,000	17,025,126
City of Philadelphia PA Water & Wastewater Revenue Revenue
5.00% 10/01/33	300,000	348,240
City of Philadelphia PA Water & Wastewater Revenue Rev.,
5.00% 10/01/33	1,150,000	1,363,900
City of Pittsburgh GO,
5.00% 09/01/32	250,000	293,812
Delaware River Joint Toll Bridge Commission Revenue
5.00% 07/01/26	1,000,000	1,118,579
Delaware River Port Authority Revenue
5.00% 01/01/29 - 01/01/40	9,600,000	10,566,057
Erie City Water Authority Revenue (BAM Insured)
5.00% 12/01/33	1,110,000	1,313,267
General Authority of Southcentral Pennsylvania Revenue
4.00% 06/01/49	3,015,000	3,198,976
Montgomery County Higher Education and Health Authority Revenue
4.00% 09/01/49	3,000,000	3,090,276
Pennsylvania Economic Development Financing Authority Revenue
4.00% 11/15/42	5,000,000	5,226,960
Pittsburgh School District GO,
3.00% 09/01/38	1,995,000	1,986,349
The School District of Philadelphia GO,
4.00% 09/01/38	1,750,000	1,879,447
5.00% 09/01/27	1,000,000	1,129,168
Upper Merion Area School District GO,
3.00% 01/15/42	2,000,000	2,013,165
		69,318,388
Rhode Island - 1.0%
Rhode Island Health and Educational Building Corp. Revenue
4.00% 05/15/34	1,400,000	1,542,025
5.00% 09/01/43	5,000,000	5,189,546
Rhode Island Health and Educational Building Corp. Revenue, (BAM Insured)
4.00% 05/15/38	2,350,000	2,568,748
Rhode Island Health and Educational Building Corp. Revenue (BAM Insured)
5.00% 05/15/29	200,000	235,472
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund Revenue
5.00% 10/01/28 (a)	2,200,000	2,425,027
		11,960,818
South Carolina - 1.4%
County of Charleston GO,
3.00% 11/01/33	1,000,000	1,037,217
South Carolina Public Service Authority Revenue
5.00% 12/01/37 - 12/01/38	12,000,000	13,191,109
Spartanburg County School District No 5 GO,
3.00% 03/01/35	2,200,000	2,222,228
		16,450,554
Tennessee - 1.2%
City of Memphis GO,
4.00% 05/01/35 - 06/01/46	7,400,000	7,910,349
City of Murfreesboro GO,
3.00% 06/01/35	1,000,000	1,007,345
County of Shelby GO,
3.13% 04/01/32	1,500,000	1,557,625
	Principal Amount	Fair Value
Memphis-Shelby County Airport Authority Revenue
5.00% 07/01/31	$375,000	$436,585
The Metropolitan Nashville Airport Authority Revenue
5.00% 07/01/33 - 07/01/54	2,250,000	2,526,640
		13,438,544
Texas - 8.5%
Arlington Higher Education Finance Corp. Revenue
5.00% 08/15/28	500,000	576,826
Board of Regents of the University of Texas System Revenue
5.00% 08/15/26	10,000,000	11,233,559
City of Austin TX Airport System Revenue
5.00% 11/15/46	3,000,000	3,313,452
City of Austin TX Water & Wastewater System Revenue
5.00% 11/15/33 - 11/15/42	14,345,000	14,785,780
City of Dallas GO,
5.00% 02/15/29	860,000	1,009,579
City of Dallas TX Waterworks & Sewer System Revenue
5.00% 10/01/46	3,550,000	4,000,310
City of Fort Worth GO,
4.00% 03/01/31	1,000,000	1,117,184
City of Houston GO,
5.00% 03/01/30	300,000	356,623
City of Houston TX Airport System Revenue
5.00% 07/01/28 - 07/01/30	2,300,000	2,633,263
City of Houston TX Combined Utility System Revenue
5.00% 05/15/28	5,000,000	5,299,089
City of Temple TX Utility System Revenue
3.00% 08/01/35	1,000,000	1,019,406
Comal Independent School District GO,
4.00% 02/01/35	750,000	836,659
County of Harris GO,
5.00% 10/01/26 - 10/01/37	4,350,000	4,859,332
Dallas Fort Worth International Airport Revenue
4.00% 11/01/35	1,445,000	1,535,459
5.25% 11/01/29	5,000,000	5,245,604
Dallas Independent School District GO,
5.00% 02/15/34	885,000	1,035,622
Forney Independent School District GO,
3.00% 02/15/32	1,000,000	1,036,966
Fort Bend Independent School District GO,
5.00% 08/15/30	300,000	361,031
Love Field Airport Modernization Corp. Revenue
5.00% 11/01/29	1,500,000	1,709,542
Lower Colorado River Authority Revenue
5.00% 05/15/44	2,000,000	2,204,969
North Texas Municipal Water District Water System Revenue
3.00% 09/01/34	1,500,000	1,551,072
North Texas Tollway Authority Revenue
5.00% 01/01/26 - 01/01/48	8,000,000	8,947,571
Port Authority of Houston of Harris County Texas Revenue
5.00% 10/01/29	500,000	590,334
Round Rock Independent School District GO,
5.00% 08/01/32	2,725,000	3,176,476
San Antonio Water System Revenue
5.00% 05/15/31	750,000	909,929
Southwest Independent School District GO,
3.00% 02/01/34	500,000	515,727
Tarrant County College District, Texas General Obligation Bond, Series 2020 GO,
5.00% 08/15/28	1,000,000	1,168,443
Texas Municipal Power Agency Revenue (AGM Insured)
3.00% 09/01/28	275,000	281,334
Texas Transportation Commission State Highway Fund Revenue
5.00% 04/01/23	10,750,000	11,113,784
Texas Water Development Board Revenue
3.00% 10/15/33	1,000,000	1,024,547
The Harris County Toll Road Authority Revenue
4.00% 08/15/37	1,000,000	1,098,162
Upper Trinity Regional Water District Revenue (BAM Insured)
4.00% 08/01/29	400,000	440,037
Waco Educational Finance Corp. Revenue
5.00% 03/01/30	400,000	474,864
West Harris County Regional Water Authority Revenue(BAM Insured)
4.00% 12/15/33	1,000,000	1,119,162

See Notes to Schedule of Investments.
4	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
West Harris County Regional Water Authority Revenue
5.00% 12/15/30	$1,300,000	$1,546,634
		98,128,331
Utah - 0.4%
Central Valley Water Reclamation Facility Revenue
3.00% 03/01/30	1,145,000	1,188,592
City of Salt Lake City Public Utiities Revenue
4.00% 02/01/45	1,530,000	1,652,546
City of Salt Lake City UT Airport Revenue
5.00% 07/01/29	1,000,000	1,105,941
		3,947,079
Virginia - 2.3%
City of Alexandria GO,
3.00% 07/15/38	1,500,000	1,513,843
County of Arlington GO,
5.00% 08/01/28	1,760,000	2,059,550
County of Fairfax GO,
4.00% 10/01/35	6,645,000	7,266,297
Norfolk Airport Authority Revenue
5.00% 07/01/28	455,000	519,601
University of Virginia Revenue
5.00% 04/01/47	6,000,000	6,732,767
Virginia Commonwealth University Health System Authority Revenue
5.00% 07/01/46	1,000,000	1,124,545
Virginia Resources Authority Revenue
4.00% 11/01/41	5,585,000	5,917,226
5.00% 11/01/46	1,720,000	1,906,207
		27,040,036
Washington - 1.9%
Auburn School District No 408 of King & Pierce Counties GO,
5.00% 12/01/35	1,040,000	1,188,392
City of Bellevue GO,
4.00% 12/01/42	1,000,000	1,107,875
City of Seattle WA Drainage & Wastewater Revenue
4.00% 09/01/38	1,000,000	1,108,791
Clark County Washington School District GO,
4.00% 12/01/32	475,000	519,972
5.00% 12/01/28	665,000	753,704
County of King WA Sewer Revenue Revenue
4.00% 01/01/44	1,400,000	1,498,151
Pierce & King Counties School District No 417 Fife GO,
4.00% 12/01/35	1,450,000	1,602,562
Port of Seattle Revenue
5.00% 09/01/25	1,000,000	1,091,707
Port of Seattle GO,
5.00% 12/01/26	1,955,000	2,189,070
Snohomish County School District No 6 Mukilteo GO,
3.00% 12/01/37	2,000,000	1,984,703
Spokane County School District No 81 Spokane GO,
4.00% 12/01/39	1,000,000	1,104,368
State of Washington GO,
4.00% 06/01/33 - 02/01/38	3,245,000	3,629,433
5.00% 08/01/34 - 08/01/35	3,500,000	4,138,821
Yakima County School District No 208 West Valley GO,
5.00% 12/01/30	300,000	352,068
		22,269,617
Wisconsin - 0.4%
Public Finance Authority Revenue
5.00% 06/01/29 - 06/01/30	425,000	491,872
	Principal Amount	Fair Value
State of Wisconsin GO,
4.00% 05/01/40	$1,975,000	$2,142,141
University of Wisconsin Hospitals & Clinics Revenue
5.00% 04/01/28	500,000	576,895
Wisconsin Department of Transportation Revenue
5.00% 07/01/32	1,000,000	1,204,218
		4,415,126
Total Municipal Bonds and Notes (Cost $1,156,856,842)		1,135,305,405
Short-Term Investments - 1.2%
State Street Institutional Treasury Plus Fund - Premier Class 0.26% (d)(e) (Cost $14,165,625)	14,165,625	14,165,625
Total Investments (Cost $1,171,022,467)		1,149,471,030
Other Assets and Liabilities, net - 0.5%		5,286,543
NET ASSETS - 100.0%		$1,154,757,573
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.
(b)	Escrowed to maturity bonds are collateralized by U.S. Treasury securities which are held in escrow by a Trustee and are used to pay principal and interest on such bonds.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2022.
*	Less than 0.05%.

Abbreviations:
BAM - Build America Mutual Assurance Company
NPFG - National Public Finance Guaranty Corporation

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds and Notes	$—	$1,135,305,405	$—	$1,135,305,405
Short-Term Investments	14,165,625	—	—	14,165,625
Total Investments in Securities	$14,165,625	$1,135,305,405	$—	$1,149,471,030

See Notes to Schedule of Investments.
Elfun Tax-Exempt Income Fund	5

Elfun Tax-Exempt Income Fund
Schedule of Investments
March 31, 2022 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	3,950,909	$3,950,909	$51,486,614	$41,271,898	$—	$—	14,165,625	$14,165,625	$12,360,386
See Notes to Schedule of Investments.
6	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Notes to Schedule of Investments
March 31, 2022 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2022 is disclosed in the Fund’s Schedule of Investments.
7